Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
Federal	$ 7,719	$ 6,593
State	2,229	1,726
Total	9,948	8,319
Deferred tax benefit/expense	(163)	58
Income tax expense	$ 9,785	$ 8,377